LEASE LIABILITIES (Tables)	12 Months Ended
Mar. 31, 2022
SUMMARY OF CHANGES IN LEASE LIABILITIES

Changes in lease liability is as follows:

	At 31 March	At 31 March
	2022	2021
	USD	USD
At 1 April	868,439	3,078,251
Adjustment for foreign exchange	(31,925)	20,082
Increase in lease liability	5,111,736	406,333
Reclassification (note 13(b))	-	(468,839)
Other adjustments	(94,822)
Interest expense (note 8)	259,124	231,759
Reduction in lease liability	(1,183,585)	(2,399,147)
At 31 March	4,928,967	868,439

SCHEDULE OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION FOR LEASE

Classified in the consolidated statements of financial position as follows:

	At 31 March	At 31 March
	2022	2021
	USD	USD
Current	933,405	733,488
Non-current	3,995,562	134,951
At 31 March	4,928,967	868,439

SCHEDULE OF MATURITY OF LEASE LIABILITIES

Maturity of lease liabilities is as follows:

	At 31 March	At 31 March
	2022	2021
	USD	USD
Not later than one year	1,153,762	764,103
Later than one year and not later than five years	4,171,642	139,470
Later than five years	259,276	-
	5,584,680	903,573
Finance costs	(655,713)	(35,134)
Present value of minimum lease payments	4,928,967	868,439